Bridge Builder Large Cap Growth Fund

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS – 96.33%
Communication Services – 10.46%
Activision Blizzard, Inc.(1)	2,105	$125,205
Alphabet, Inc. - Class A(1)	151,867	176,461,861
Alphabet, Inc. - Class C(1)	133,451	155,178,157
Altice USA, Inc. - Class A(1)	14,953	333,302
AMC Networks, Inc. - Class A(1)	1,862	45,265
Cable One, Inc.	224	368,258
Charter Communications, Inc. - Class A(1)	4,433	1,934,162
Comcast Corp. - Class A	106,495	3,661,298
Electronic Arts, Inc.(1)	271,393	27,185,437
Facebook, Inc. - Class A(1)	920,037	153,462,172
Fox Corp. - Class A	1,720	40,644
Fox Corp. - Class B	782	17,892
InterActiveCorp(1)	2,147	384,807
Interpublic Group of Companies, Inc.	1,838	29,757
Live Nation Entertainment, Inc.(1)	6,630	301,400
Madison Square Garden Co. - Class A(1)	110	23,255
Match Group, Inc.(1)	694,538	45,867,290
Netflix, Inc.(1)	183,594	68,939,547
New York Times Co. - Class A	1,505	46,219
Nexstar Media Group, Inc. - Class A	1,648	95,139
Omnicom Group, Inc.	5,896	323,690
Roku, Inc. - Class A(1)	4,257	372,402
Sinclair Broadcast Group, Inc. - Class A	3,127	50,282
Sirius XM Holdings, Inc.	70,334	347,450
Spotify Technology SA(1)	6,566	797,375
Take-Two Interactive Software, Inc.(1)	2,559	303,523
Tencent Holdings Ltd.	313,627	15,501,834
T-Mobile US, Inc.(1)	8,166	685,127
TripAdvisor, Inc.	4,438	77,177
Twitter, Inc.(1)	38,441	944,111
ViacomCBS, Inc. - Class B	14,756	206,732
Walt Disney Co.	311,921	30,131,569
World Wrestling Entertainment, Inc. - Class A	1,986	67,385
Zynga, Inc. - Class A(1)	8,910	61,034
Total Communication Services		684,370,758
Consumer Discretionary – 16.68%
Advance Auto Parts, Inc.	812	75,776
Alibaba Group Holding Ltd. - ADR(1)	248,005	48,232,012
Amazon.com, Inc.(1)	131,764	256,902,906
Aptiv Plc	198,092	9,754,050
AutoZone, Inc.(1)	1,199	1,014,354
Best Buy, Inc.	2,204	125,628
Booking Holdings, Inc.(1)	52,702	70,901,055
Bright Horizons Family Solutions, Inc.(1)	2,938	299,676
Burlington Stores, Inc.(1)	3,300	522,918
Capri Holdings Ltd.(1)	2,925	31,561
CarMax, Inc.(1)	3,820	205,631
Carter’s, Inc.	985	64,744
Carvana Co. - Class A(1)	2,135	117,617

Chipotle Mexican Grill, Inc. - Class A(1)	1,290	844,176
Choice Hotels International, Inc.	719	44,039
Columbia Sportswear Co.	992	69,212
Darden Restaurants, Inc.	5,993	326,379
Dollar General Corp.	287,846	43,467,624
Dollar Tree, Inc.(1)	6,391	469,547
Domino’s Pizza, Inc.	2,063	668,556
Dunkin’ Brands Group, Inc.	3,756	199,444
eBay, Inc.	37,980	1,141,679
Etsy, Inc.(1)	5,815	223,529
Expedia Group, Inc.	5,960	335,369
Five Below, Inc.(1)	2,815	198,120
Floor & Decor Holdings, Inc. - Class A(1)	3,612	115,909
Grand Canyon Education, Inc.(1)	218	16,630
GrubHub, Inc.(1)	4,511	183,733
H&R Block, Inc.	1,669	23,499
Hanesbrands, Inc.	13,260	104,356
Hasbro, Inc.	6,389	457,133
Hilton Grand Vacations, Inc.(1)	619	9,762
Hilton Worldwide Holdings, Inc.	13,818	942,940
Home Depot, Inc.	240,383	44,881,910
Kering SA	41,215	21,490,039
L Brands, Inc.	1,944	22,473
Las Vegas Sands Corp.	8,120	344,856
Lennar Corp. - Class A	5,662	216,288
Lennar Corp. - Class B	440	12,725
LKQ Corp.(1)	2,241	45,963
Lowes Companies, Inc.	654,630	56,330,911
Lululemon Athletica, Inc.(1)	167,082	31,670,393
Marriott International, Inc. - Class A	13,703	1,025,121
Mattel, Inc.(1)	11,697	103,051
McDonald’s Corp.	423,835	70,081,117
MGM Resorts International	2,196	25,913
NIKE, Inc. - Class B	1,538,563	127,300,703
Nordstrom, Inc.	5,634	86,425
Norwegian Cruise Line Holdings Ltd.(1)	2,155	23,619
NVR, Inc.(1)	162	416,196
Ollie’s Bargain Outlet Holdings, Inc.(1)	2,528	117,147
O’Reilly Automotive, Inc.(1)	12,127	3,650,833
Planet Fitness, Inc. - Class A(1)	4,218	205,417
Polaris Industries, Inc.	2,698	129,909
Pool Corp.	1,910	375,831
Ross Stores, Inc.	416,361	36,210,916
Service Corp. International	3,160	123,588
ServiceMaster Global Holdings, Inc.(1)	1,067	28,809
Six Flags Entertainment Corp.	366	4,590
Skechers U.S.A., Inc. - Class A(1)	2,356	55,931
Starbucks Corp.	388,621	25,547,944
Target Corp.	1,360	126,439
Tempur Sealy International, Inc.(1)	2,363	103,287
Tesla, Inc.(1)	95,341	49,958,684
TJX Companies, Inc.	1,292,554	61,797,007
Tractor Supply Co.	5,970	504,763
Ulta Beauty, Inc.(1)	241,688	42,464,582
Under Armour, Inc. - Class A(1)	6,118	56,347
Under Armour, Inc. - Class C(1)	6,948	56,001

Vail Resorts, Inc.	1,838	271,491
VF Corp.	15,521	839,376
Wayfair, Inc. - Class A(1)	3,068	163,954
Wendy’s Co.	8,902	132,462
Williams-Sonoma, Inc.	680	28,914
Wyndham Hotels & Resorts, Inc.	1,408	44,366
Wynn Resorts Ltd.	4,134	248,825
Yum China Holdings, Inc.	14,694	626,405
Yum! Brands, Inc.	1,090,127	74,706,403
Total Consumer Discretionary		1,090,747,488
Consumer Staples – 4.68%
Altria Group, Inc.	45,850	1,773,019
Brown-Forman Corp. - Class A	2,082	106,973
Brown-Forman Corp. - Class B	7,978	442,859
Campbell Soup Co.	4,714	217,598
Casey’s General Stores, Inc.	456	60,415
Church & Dwight Co., Inc.	12,421	797,180
Clorox Co.	5,111	885,481
Coca-Cola Co.	1,849,907	81,858,385
Costco Wholesale Corp.	132,017	37,642,007
Estee Lauder Companies, Inc. - Class A	174,429	27,793,517
Grocery Outlet Holding Corp.(1)	435	14,938
Herbalife Nutrition Ltd.(1)	656	19,129
Hershey Co.	6,372	844,290
Kellogg Co.	4,688	281,233
Kimberly-Clark Corp.	218,294	27,913,254
Lamb Weston Holdings, Inc.	1,873	106,948
McCormick & Co., Inc.	4,013	566,676
Mondelez International, Inc. - Class A	811,836	40,656,747
Monster Beverage Corp.(1)	19,321	1,086,999
PepsiCo, Inc.	59,193	7,109,079
Pilgrim’s Pride Corp.(1)	932	16,888
Post Holdings, Inc.(1)	1,446	119,975
Procter & Gamble Co.	679,074	74,698,140
Reynolds Consumer Products, Inc.	971	28,324
Sprouts Farmers Market, Inc.(1)	2,746	51,048
Sysco Corp.	23,858	1,088,641
TreeHouse Foods, Inc.(1)	464	20,486
Total Consumer Staples		306,200,229
Energy – 0.72%
Cabot Oil & Gas Corp.	12,945	222,524
Cheniere Energy, Inc.(1)	6,616	221,636
ConocoPhillips	1,169,245	36,012,746
Diamondback Energy, Inc.	1,690	44,278
EOG Resources, Inc.	285,625	10,259,650
Equitrans Midstream Corp.	1,028	5,171
ONEOK, Inc.	6,745	147,108
Parsley Energy, Inc. - Class A	7,616	43,640
Pioneer Natural Resources Co.	3,472	243,561
Total Energy		47,200,314
Financials – 4.52%
Alleghany Corp.	77	42,531
American Express Co.	59,926	5,130,265
Ameriprise Financial, Inc.	928	95,101
Aon Plc	251,061	41,435,107
Arch Capital Group Ltd.(1)	2,500	71,150

Arthur J. Gallagher & Co.	1,926	156,988
Athene Holding Ltd. - Class A(1)	2,560	63,539
Axis Capital Holdings Ltd.	404	15,615
Bank of America Corp.	3,091,609	65,634,859
Brown & Brown, Inc.	660	23,905
CBOE Global Markets, Inc.	1,406	125,486
Charles Schwab Corp.	34,765	1,168,799
CIT Group, Inc.	390	6,731
Comerica, Inc.	541	15,873
Commerce Bancshares, Inc.	397,977	20,038,142
Credit Acceptance Corp.(1)	445	113,782
Discover Financial Services	5,467	195,008
E*TRADE Financial Corp.	1,856	63,698
Erie Indemnity Co. - Class A	808	119,778
Evercore, Inc. - Class A	719	33,117
Everest Re Group Ltd.	605	116,414
FactSet Research Systems, Inc.	1,870	487,472
First Republic Bank	1,573	129,426
Interactive Brokers Group, Inc. - Class A	975	42,091
Intercontinental Exchange, Inc.	1,058,635	85,484,776
JPMorgan Chase & Co.	492,835	44,369,935
Kemper Corp.	563	41,870
Lazard Ltd. - Class A	1,977	46,578
LendingTree, Inc.(1)	381	69,872
LPL Financial Holdings, Inc.	4,108	223,598
Markel Corp.(1)	55	51,034
MarketAxess Holdings, Inc.	1,841	612,261
Marsh & McLennan Companies, Inc.	22,369	1,934,024
Moody’s Corp.	8,167	1,727,320
Morningstar, Inc.	971	112,879
MSCI, Inc. - Class A	4,112	1,188,204
Primerica, Inc.	1,504	133,074
Prosperity Bancshares, Inc.	409	19,734
Raymond James Financial, Inc.	1,455	91,956
RenaissanceRe Holdings Ltd.	824	123,040
S&P Global, Inc.	89,327	21,889,581
SEI Investments Co.	2,975	137,862
Signature Bank	1,317	105,874
SVB Financial Group(1)	190	28,705
Synchrony Financial	8,375	134,754
Synovus Financial Corp.	559	9,816
T Rowe Price Group, Inc.	3,280	320,292
TD Ameritrade Holding Corp.	11,785	408,468
The Progressive Corp.	9,689	715,436
Travelers Companies, Inc.	2,077	206,350
Virtu Financial, Inc. - Class A	1,002	20,862
Voya Financial, Inc.	489	19,829
Western Alliance Bancorp	508	15,550
Total Financials		295,568,411
Healthcare – 17.13%
Abbott Laboratories	897,349	70,809,810
AbbVie, Inc.	74,393	5,668,003
ABIOMED, Inc.(1)	2,262	328,352
Adaptive Biotechnologies Corp.(1)	2,581	71,700
Agilent Technologies, Inc.	1,509	108,075
Agios Pharmaceuticals, Inc.(1)	273	9,686

Alexion Pharmaceuticals, Inc.(1)	8,061	723,797
Align Technology, Inc.(1)	3,921	682,058
Alnylam Pharmaceuticals, Inc.(1)	4,572	497,662
AmerisourceBergen Corp. - Class A	7,485	662,423
Amgen, Inc.	27,292	5,532,907
Anthem, Inc.	75,690	17,184,658
AstraZeneca Plc - ADR	709,041	31,665,771
Avantor, Inc.(1)	11,583	144,672
Baxter International, Inc.	11,457	930,194
Becton Dickinson & Co.	318,219	73,117,180
Biogen, Inc.(1)	3,013	953,253
BioMarin Pharmaceutical, Inc.(1)	203,921	17,231,324
Bio-Techne Corp.	1,881	356,675
Boston Scientific Corp.(1)	633,068	20,657,009
Bristol Myers Squibb Co.	69,052	3,848,958
Bruker Corp.	5,120	183,603
Cantel Medical Corp.	1,040	37,336
Centene Corp.(1)	24,790	1,472,774
Cerner Corp.	15,793	994,801
Change Healthcare, Inc.(1)	5,435	54,296
Charles River Laboratories International, Inc.(1)	2,392	301,894
Chemed Corp.	773	334,864
Cigna Corp.	5,665	1,003,725
Danaher Corp.	801,982	111,002,329
DexCom, Inc.(1)	4,527	1,218,985
Edwards Lifesciences Corp.(1)	10,430	1,967,307
Eli Lilly & Co.	42,789	5,935,690
Encompass Health Corp.	2,448	156,745
Envista Holdings Corp.(1)	4,815	71,936
Exact Sciences Corp.(1)	6,997	405,826
Exelixis, Inc.(1)	6,046	104,112
Gilead Sciences, Inc.	9,216	688,988
Guardant Health, Inc.(1)	1,884	131,126
HCA Healthcare, Inc.	8,148	732,098
Henry Schein, Inc.(1)	869	43,902
Hill-Rom Holdings, Inc.	1,725	173,535
Hologic, Inc.(1)	10,393	364,794
Horizon Therapeutics Plc(1)	1,044	30,923
Humana, Inc.	93,074	29,227,097
ICU Medical, Inc.(1)	290	58,513
IDEXX Laboratories, Inc.(1)	4,294	1,040,179
Illumina, Inc.(1)	294,727	80,495,838
Incyte Corp.(1)	9,032	661,413
Insulet Corp.(1)	2,977	493,229
Intuitive Surgical, Inc.(1)	176,446	87,377,824
Ionis Pharmaceuticals, Inc.(1)	6,412	303,159
IQVIA Holdings, Inc.(1)	155,695	16,793,263
Jazz Pharmaceuticals Plc(1)	2,416	240,972
Johnson & Johnson	739,260	96,939,164
Laboratory Corp. of America Holdings(1)	140,651	17,776,880
Masimo Corp.(1)	2,401	425,265
McKesson Corp.	880	119,029
Medtronic Plc	811,753	73,203,886
Merck & Co., Inc.	121,480	9,346,671
Mettler-Toledo International, Inc.(1)	1,199	827,921
Moderna, Inc.(1)	10,102	302,555

Molina Healthcare, Inc.(1)	2,375	331,811
Nektar Therapeutics - Class A(1)	1,271	22,687
Neurocrine Biosciences, Inc.(1)	4,619	399,774
Penumbra, Inc.(1)	1,567	252,804
PerkinElmer, Inc.	1,200	90,336
Pfizer, Inc.	1,478,200	48,248,448
PPD, Inc.(1)	2,167	38,594
PRA Health Sciences, Inc.(1)	3,083	256,012
Regeneron Pharmaceuticals, Inc.(1)	129,161	63,068,025
ResMed, Inc.	7,088	1,043,992
Sage Therapeutics, Inc.(1)	2,597	74,586
Sarepta Therapeutics, Inc.(1)	3,516	343,935
Seattle Genetics, Inc.(1)	5,861	676,242
STERIS Plc	240	33,593
Stryker Corp.	17,251	2,872,119
Teleflex, Inc.	2,316	678,264
The Cooper Companies, Inc.	322	88,766
Thermo Fisher Scientific, Inc.	115,017	32,618,821
UnitedHealth Group, Inc.	412,178	102,788,950
Varian Medical Systems, Inc.(1)	4,617	473,981
Veeva Systems, Inc. - Class A(1)	6,537	1,022,191
Vertex Pharmaceuticals, Inc.(1)	96,702	23,010,241
Waters Corp.(1)	3,246	590,934
West Pharmaceutical Services, Inc.	2,751	418,840
Zoetis, Inc. - Class A	399,338	46,998,089
Total Healthcare		1,120,670,649
Industrials – 4.62%
3M Co.	51,184	6,987,128
Acuity Brands, Inc.	517	44,286
Air Lease Corp. - Class A	569	12,598
Alaska Air Group, Inc.	2,735	77,865
Allegion Plc	3,509	322,898
Allison Transmission Holdings, Inc.	5,359	174,757
American Airlines Group, Inc.	1,992	24,282
AMETEK, Inc.	9,120	656,822
AO Smith Corp.	1,125	42,536
Armstrong World Industries, Inc.	2,417	191,958
Boeing Co.	106,417	15,871,031
BWX Technologies, Inc.	3,476	169,316
Carlisle Companies, Inc.	2,445	306,310
Caterpillar, Inc.	202,978	23,553,567
CH Robinson Worldwide, Inc.	5,267	348,675
Cintas Corp.	4,278	741,035
Copart, Inc.(1)	10,124	693,696
CoStar Group, Inc.(1)	1,795	1,054,042
CSX Corp.	13,415	768,680
Deere & Co.	1,553	214,562
Delta Air Lines, Inc.	5,632	160,681
Donaldson Co., Inc.	6,226	240,510
Dover Corp.	3,276	274,987
Emerson Electric Co.	2,742	130,656
Equifax, Inc.	5,122	611,823
Expeditors International of Washington, Inc.	6,038	402,855
Fastenal Co.	25,726	803,938
Flowserve Corp.	1,400	33,446
Fortive Corp.	3,224	177,933

Fortune Brands Home & Security, Inc.	2,203	95,280
General Dynamics Corp.	825	109,156
Graco, Inc.	8,231	401,097
HEICO Corp.	2,188	163,247
HEICO Corp. - Class A	3,964	253,300
Hexcel Corp.	3,740	139,091
Honeywell International, Inc.	561,258	75,090,708
Hubbell, Inc. - Class B	1,480	169,815
Huntington Ingalls Industries, Inc.	1,591	289,896
IAA, Inc.(1)	5,963	178,651
IDEX Corp.	1,867	257,851
IHS Markit Ltd.	1,055,360	63,321,600
Illinois Tool Works, Inc.	16,098	2,287,848
Ingersoll Rand, Inc.(1)	10,362	256,978
JB Hunt Transport Services, Inc.	1,314	121,190
JetBlue Airways Corp.(1)	1,307	11,698
KAR Auction Services, Inc.	6,350	76,200
L3Harris Technologies, Inc.	5,617	1,011,734
Landstar System, Inc.	1,789	171,494
Lennox International, Inc.	1,595	289,955
Lincoln Electric Holdings, Inc.	2,813	194,097
Lockheed Martin Corp.	12,439	4,216,199
Lyft, Inc. - Class A(1)	1,070	28,730
Middleby Corp.(1)	2,859	162,620
Nielsen Holdings Plc	2,198	27,563
Nordson Corp.	2,611	352,668
Norfolk Southern Corp.	251,186	36,673,156
Northrop Grumman Corp.	7,858	2,377,438
Old Dominion Freight Line, Inc.	2,084	273,546
Quanta Services, Inc.	1,482	47,024
Raytheon Co.	171,768	22,527,373
Republic Services, Inc. - Class A	701	52,617
Robert Half International, Inc.	5,736	216,534
Rockwell Automation, Inc.	5,728	864,412
Rollins, Inc.	7,031	254,100
Roper Technologies, Inc.	788	245,706
Sensata Technologies Holding Plc(1)	3,439	99,490
Southwest Airlines Co.	14,044	500,107
Spirit AeroSystems Holdings, Inc. - Class A	4,763	113,979
Toro Co.	5,475	356,368
Trane Technologies Plc	11,319	934,836
TransDigm Group, Inc.	2,099	672,079
TransUnion	9,476	627,122
Uber Technologies, Inc.(1)	622,271	17,373,806
Union Pacific Corp.	34,934	4,927,091
United Continental Holdings, Inc.(1)	2,622	82,724
United Parcel Service, Inc. - Class B	35,126	3,281,471
United Rentals, Inc.(1)	2,615	269,084
Verisk Analytics, Inc. - Class A	7,976	1,111,695
WABCO Holdings, Inc.(1)	2,134	288,197
Wabtec Corp.	2,499	120,277
Waste Management, Inc.	16,665	1,542,512
Woodward, Inc.	2,364	140,516
WW Grainger, Inc.	2,185	542,973
XPO Logistics, Inc.(1)	2,567	125,141
Xylem, Inc.	8,993	585,714
Total Industrials		301,998,627

Information Technology – 33.12%
2U, Inc.(1)	1,018	21,602
Accenture Plc - Class A	163,084	26,625,094
Adobe Systems, Inc.(1)	320,028	101,845,711
Advanced Micro Devices, Inc.(1)	51,843	2,357,820
Adyen NV(1)(2)	20,362	17,305,555
Akamai Technologies, Inc.(1)	7,267	664,858
Alliance Data Systems Corp.	236	7,941
Alteryx, Inc. - Class A(1)	2,277	216,702
Amphenol Corp. - Class A	14,741	1,074,324
Analog Devices, Inc.	539,395	48,356,762
Anaplan, Inc.(1)	4,339	131,298
ANSYS, Inc.(1)	4,224	981,953
Apple, Inc.	862,818	219,405,989
Applied Materials, Inc.	171,620	7,863,628
Arista Networks, Inc.(1)	2,975	602,586
Aspen Technology, Inc.(1)	3,407	323,904
Atlassian Corp. Plc - Class A(1)	49,210	6,754,565
Autodesk, Inc.(1)	592,938	92,557,622
Automatic Data Processing, Inc.	21,885	2,991,242
Avalara, Inc.(1)	2,363	176,280
Bill.Com Holdings, Inc.(1)	513	17,545
Black Knight, Inc.(1)	7,156	415,477
Booz Allen Hamilton Holding Corp. - Class A	6,818	467,988
Broadcom, Inc.	56,877	13,485,537
Broadridge Financial Solutions, Inc.	5,690	539,583
Cadence Design Systems, Inc.(1)	14,058	928,390
CDK Global, Inc.	6,250	205,313
CDW Corp.	7,173	669,026
Ceridian HCM Holding, Inc.(1)	3,707	185,609
Cisco Systems, Inc.	1,391,152	54,686,185
Citrix Systems, Inc.	5,189	734,503
Cognex Corp.	8,132	343,333
Cognizant Technology Solutions Corp. - Class A	2,208	102,606
CoreLogic, Inc.	223	6,810
Corning, Inc.	11,918	244,796
Coupa Software, Inc.(1)	160,408	22,413,810
Cree, Inc.(1)	395	14,007
Dell Technologies, Inc. - Class C(1)	5,642	223,141
DocuSign, Inc. - Class A(1)	7,958	735,319
Dolby Laboratories, Inc. - Class A	413	22,389
Dropbox, Inc. - Class A(1)	10,522	190,448
Dynatrace, Inc.(1)	5,093	121,417
Elastic NV(1)	2,665	148,734
Entegris, Inc.	6,636	297,094
EPAM Systems, Inc.(1)	2,587	480,302
Euronet Worldwide, Inc.(1)	2,568	220,129
F5 Networks, Inc.(1)	2,847	303,576
Fair Isaac Corp.(1)	1,412	434,458
Fidelity National Information Services, Inc.	134,329	16,339,780
FireEye, Inc.(1)	9,663	102,235
Fiserv, Inc.(1)	28,362	2,694,106
FleetCor Technologies, Inc.(1)	395,860	73,843,724
FLIR Systems, Inc.	582	18,560
Fortinet, Inc.(1)	7,214	729,840

Gartner, Inc.(1)	4,367	434,822
Genpact Ltd.	9,183	268,144
Global Payments, Inc.	14,984	2,161,142
GoDaddy, Inc. - Class A(1)	8,652	494,116
Guidewire Software, Inc.(1)	4,176	331,199
HP, Inc.	3,953	68,624
HubSpot, Inc.(1)	2,050	273,040
International Business Machines Corp.	26,995	2,994,555
Intuit, Inc.	306,510	70,497,300
IPG Photonics Corp.(1)	124	13,675
Jabil, Inc.	1,645	40,434
Jack Henry & Associates, Inc.	3,433	532,939
Keysight Technologies, Inc.(1)	9,460	791,613
KLA-Tencor Corp.	7,841	1,127,065
Lam Research Corp.	6,356	1,525,440
Manhattan Associates, Inc.(1)	3,306	164,705
Mastercard, Inc. - Class A	256,748	62,020,047
Maxim Integrated Products, Inc.	4,979	242,029
Medallia, Inc.(1)	3,046	61,042
Microchip Technology, Inc.	3,359	227,740
Microsoft Corp.	2,793,859	440,619,503
MongoDB, Inc. - Class A(1)	2,104	287,280
Monolithic Power Systems, Inc.	2,163	362,216
Motorola Solutions, Inc.	128,658	17,101,221
National Instruments Corp.	354	11,710
NCR Corp.(1)	6,643	117,581
NetApp, Inc.	11,328	472,264
New Relic, Inc.(1)	2,549	117,866
Nutanix, Inc. - Class A(1)	8,755	138,329
NVIDIA Corp.	216,746	57,134,246
Okta, Inc. - Class A(1)	5,220	638,197
Oracle Corp.	100,948	4,878,817
Pagerduty, Inc.(1)	2,205	38,102
Palo Alto Networks, Inc.(1)	83,441	13,680,986
Paychex, Inc.	16,232	1,021,317
Paycom Software, Inc.(1)	2,464	497,753
Paylocity Holding Corp.(1)	1,749	154,472
PayPal Holdings, Inc.(1)	1,137,383	108,893,048
Pegasystems, Inc.	1,958	139,468
Pluralsight, Inc. - Class A(1)	3,078	33,796
Proofpoint, Inc.(1)	2,840	291,356
PTC, Inc.(1)	80,068	4,900,962
Pure Storage, Inc. - Class A(1)	11,744	144,451
QUALCOMM, Inc.	57,456	3,886,898
RealPage, Inc.(1)	4,078	215,849
RingCentral, Inc. - Class A(1)	50,522	10,706,117
Sabre Corp.	2,472	14,659
Salesforce.com, Inc.(1)	1,125,676	162,074,830
ServiceNow, Inc.(1)	91,896	26,335,556
Shopify, Inc. - Class A(1)	79,153	33,001,260
Skyworks Solutions, Inc.	443	39,595
Smartsheet, Inc. - Class A(1)	4,246	176,251
SolarWinds Corp.(1)	338	5,296
Splunk, Inc.(1)	7,875	994,061
Square, Inc. - Class A(1)	17,339	908,217
SS&C Technologies Holdings, Inc.	9,980	437,324

Switch, Inc. - Class A	3,013	43,478
Synopsys, Inc.(1)	7,532	970,046
Teradata Corp.(1)	5,834	119,539
Teradyne, Inc.	8,297	449,448
Texas Instruments, Inc.	377,734	37,746,959
Trade Desk, Inc. - Class A(1)	42,481	8,198,833
Trimble, Inc.(1)	2,209	70,312
Twilio, Inc. - Class A(1)	6,093	545,263
Tyler Technologies, Inc.(1)	1,904	564,650
Ubiquiti, Inc.	445	63,003
Universal Display Corp.	2,178	287,017
VeriSign, Inc.(1)	3,567	642,381
Visa, Inc. - Class A	1,314,985	211,870,383
VMware, Inc. - Class A(1)	3,837	464,661
Western Union Co.	4,768	86,444
WEX, Inc.(1)	2,210	231,056
Workday, Inc. - Class A(1)	757,691	98,666,522
Xilinx, Inc.	600,821	46,827,989
Zebra Technologies Corp. - Class A(1)	2,670	490,212
Zendesk, Inc.(1)	5,625	360,056
Zscaler, Inc.(1)	3,475	211,489
Total Information Technology		2,166,281,472
Materials – 2.27%
Air Products & Chemicals, Inc.	1,608	320,973
AptarGroup, Inc.	1,275	126,913
Avery Dennison Corp.	142,133	14,479,089
Axalta Coating Systems Ltd.(1)	3,148	54,366
Ball Corp.	16,320	1,055,251
Berry Global Group, Inc.(1)	2,506	84,477
CF Industries Holdings, Inc.	1,081	29,403
Crown Holdings, Inc.(1)	3,695	214,458
Eagle Materials, Inc.	1,723	100,658
Ecolab, Inc.	450,158	70,148,121
Element Solutions, Inc.(1)	3,621	30,272
Linde Plc	273,836	47,373,628
Martin Marietta Materials, Inc.	932	176,362
NewMarket Corp.	312	119,455
PPG Industries, Inc.	3,932	328,715
Royal Gold, Inc.	1,023	89,727
RPM International, Inc.	1,067	63,487
Scotts Miracle-Gro Co.	1,975	202,240
Sealed Air Corp.	562	13,887
Sherwin-Williams Co.	4,166	1,914,360
Southern Copper Corp.	3,169	89,239
Vulcan Materials Co.	107,023	11,565,976
WR Grace & Co.	2,826	100,606
Total Materials		148,681,663
Real Estate – 2.13%
American Homes 4 Rent - Class A	5,452	126,486
American Tower Corp.	22,094	4,810,969
Americold Realty Trust	9,462	322,087
Brookfield Property REIT, Inc. - Class A	3,676	31,209
CBRE Group, Inc. - Class A(1)	6,171	232,709
Colony Capital, Inc.	705	1,234
CoreSite Realty Corp.	1,427	165,389
Crown Castle International Corp.	20,851	3,010,884

Equinix, Inc.	115,844	72,352,687
Equity LifeStyle Properties, Inc.	8,664	498,007
Extra Space Storage, Inc.	5,080	486,461
Iron Mountain, Inc.	1,578	37,556
Jones Lang LaSalle, Inc.	286	28,880
Lamar Advertising Co. - Class A	4,391	225,171
Outfront Media, Inc.	1,081	14,572
Prologis, Inc.	665,895	53,517,981
Public Storage	5,666	1,125,324
SBA Communications Corp. - Class A	5,620	1,517,231
Simon Property Group, Inc.	13,704	751,802
Sun Communities, Inc.	1,099	137,210
The Howard Hughes Corp.(1)	695	35,111
UDR, Inc.	732	26,747

Total Real Estate		139,455,707

Total Common Stocks (Cost: $5,114,384,581)		6,301,175,318

SHORT-TERM INVESTMENTS – 2.62%
Money Market Funds – 2.62%
Goldman Sachs Financial Square Government Fund - Class I, 0.34(3)	170,946,189	170,946,189
Total Money Market Funds (Cost: $170,946,189)		170,946,189

	Principal Amount	Value
Time Deposits – 0.00%(4)
Citibank, New York, 0.15% due 04/01/2020	$156,418	156,418

Total Time Deposits (Cost: $156,418)		156,418
Total Short-Term Investments (Cost: $171,102,607)		171,102,607
TOTAL INVESTMENTS IN SECURITIES – 98.95% (Cost: $5,285,487,188)		6,472,277,925

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.05%		68,863,070
TOTAL NET ASSETS – 100.00%		$6,541,140,995

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(1)	Non-income producing security.
(2)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of the security totals $17,305,555, which represents 0.26% of total net assets.

(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Amount calculated is less than 0.005%.

The accompanying notes are an integral part of this Schedule of Investments.

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Trust’s Board of Trustees (the “Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has approved a Valuation Committee whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Funds’ holdings after considering all relevant factors. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued in accordance with procedures adopted by the Board. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, a Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such day. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are categorized as Level 2.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Funds value the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

Bridge Builder Large Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$668,868,924	$15,501,834	$—	$684,370,758
Consumer Discretionary	1,069,257,449	21,490,039	—	1,090,747,488
Consumer Staples	306,200,229	—	—	306,200,229
Energy	47,200,314	—	—	47,200,314
Financials	295,568,411	—	—	295,568,411
Health Care	1,120,670,649	—	—	1,120,670,649
Industrials	301,998,627	—	—	301,998,627
Information Technology	2,166,281,472	—	—	2,166,281,472
Materials	148,681,663	—	—	148,681,663
Real Estate	139,455,707	—	—	139,455,707
Short-Term Investments
Money Market Funds	170,946,189	—	—	170,946,189
Time Deposits	—	156,418	—	156,418

Total Assets	$6,435,129,634	$37,148,291	$—	$6,472,277,925